DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Operations - Discontinued operations £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Operations [Line Items]
Interest income	£ 14
Interest expense	(3)
Net interest income	11
Fee and commission income	106
Fee and commission expense	(180)
Net fee and commission income	(74)
Net trading income	(790)
Insurance premium income (see (b) below)	2,714
Other operating income	205
Other income	2,055
Total income	2,066
Insurance claims (see (c) below)	(1,363)
Total income, net of insurance claims	703
Operating expenses	(333)
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380
Taxation	(66)
Profit after tax – discontinued operations	£ 1,314